RELATED PARTY TRANSACTIONS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Financial assets investments	$ 29,289,301	$ 29,553,003
Derivative financial instruments	2,454,005	2,800,719
Allowance for loans, advances and lease losses	(15,864,482)	(16,616,043)	$ (10,929,395)	$ (10,235,831)
Other Assets	5,751,658	4,719,202
Total assets	289,855,048	255,568,505
Liabilities
Deposits by customers	210,390,848	180,820,793
Derivative financial instruments	1,961,109	2,381,326
Other Liabilities	7,762,724	6,364,712
Total liabilities	255,929,590	227,453,292
Income
Interest and other operating income	16,135,745	16,688,650	17,380,684
Dividends and net income on equity investments	108,079	14,217	84,183
Net income	4,207,787	315,359	3,214,567
Expenses
Interests and other operating expenses	4,351,556	5,863,008	6,179,794
Fees	1,860,683	1,561,585	1,553,239
Other expenses	218,586	206,070	235,525
Stockholders with an interest equal or higher than 20% of the Bank's capital
Assets
Financial assets investments	2,755	742	14,369
Loans and advances to customers.	937,190	1,080,819	1,115,151
Allowance for loans, advances and lease losses	(3,028)	(3,035)	(2,007)
Other Assets	7,644	11,549	54,563
Total assets	944,561	1,090,075	1,182,076
Liabilities
Deposits by customers	2,101,846	2,136,549	1,761,362
Derivative financial instruments		513
Other Liabilities	1,120	6,859	1,379
Total liabilities	2,102,966	2,143,921	1,762,741
Income
Interest and other operating income	766,772	816,502	738,594
Valuation on financial instruments	(1,840)	2,383
Dividends and net income on equity investments	58	78	33
Net income	764,990	818,963	738,627
Expenses
Interests and other operating expenses	20,315	62,134	66,286
Fees	1,243	2,601	540
Other expenses	72,435	148,850	131,938
Total expenses	93,993	213,585	198,764
Directors and senior management
Assets
Derivative financial instruments	25	108	235
Loans and advances to customers.	17,821	17,270	20,910
Allowance for loans, advances and lease losses	(84)	(71)	(75)
Other Assets	913	2,122	773
Total assets	18,675	19,429	21,843
Liabilities
Deposits by customers	8,162	8,092	4,345
Other Liabilities	387
Total liabilities	8,549	8,092	4,345
Income
Interest and other operating income	857	975	231
Valuation on financial instruments	1,112	160	(63)
Net income	1,969	1,135	168
Expenses
Interests and other operating expenses	224	243	160
Fees	1,700	1,675	1,236
Other expenses	4	55	52
Total expenses	1,928	1,973	1,448
Associates and joint ventures
Assets
Financial assets investments	9,635	9,786	34,378
Derivative financial instruments		2,327	6,581
Loans and advances to customers.	234,956	231,371	130,170
Allowance for loans, advances and lease losses	(5,360)	(153)	(160)
Investments in associates and joint ventures	2,720,559	2,506,315	2,367,757
Other Assets	172,636	59,158	53,830
Total assets	3,132,426	2,808,804	2,592,556
Liabilities
Deposits by customers	195,647	178,382	156,516
Derivative financial instruments	7,782
Other Liabilities	36,596	26,779	33,705
Total liabilities	240,025	205,161	190,221
Income
Interest and other operating income	27,440	25,589	10,830
Valuation on financial instruments	(8,405)	7,557	1,349
Dividends and net income on equity investments	289,423	136,596	316,270
Other Income	52,582	47,916	99,424
Net income	361,040	217,658	427,873
Expenses
Interests and other operating expenses	137,786	82,500	47,840
Fees	977	703	1,197
Other expenses	30,784	22,830	24,359
Total expenses	$ 169,547	$ 106,033	$ 73,396